As filed with the Securities and Exchange	Registration No. 333-85618
Commission on December 29, 2008	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 34	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.		[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on December 31, 2008 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[	]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated April
28, 2008 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 28 to this Registration Statement, as filed on April 10, 2008
(Accession No. 0000836687-08-000171). This amendment further supplements the prospectus and does not otherwise delete, amend or supersede any other information in this registration statement, as previously amended, including exhibits and undertakings.

SUPPLEMENT Dated December 31, 2008 To The Prospectuses Dated April 28, 2008 For

ING Empire Innovations ING Empire Traditions ING Architect New York

Variable Annuity Contracts Issued By ReliaStar Life Insurance Company of New York Through Its Separate Account NY-B

This supplement updates the prospectus with fund changes and changes to the MGIB and ING LifePay
Plus riders, effective February 2, 2009. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at
1-800-366-0066.

The following investment portfolios are now available under your Contract, with more information about them hereby added to “Appendix A – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC

ING Evergreen Omega Portfolio (Class S)	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING Lifestyle Conservative Portfolio (Class S)	Seeks growth of capital and current income.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Oppenheimer Active Asset Allocation Portfolio	Seeks long-term growth of capital with a secondary objective of
(Class S)	current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Van Kampen Global Tactical Asset Allocation	Seeks capital appreciation over time.
Portfolio (Class S)
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

152556

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Global Equity Option Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Global Large Cap Index 85% Portfolio	Seeks to maximize total return over the long term by allocating
(Class S)	its assets among stock, bonds, short-term instruments and other investments.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

Each of these investment portfolios is a Covered Fund for purposes of determining your Contract’s death benefit and the value of your benefits under any living benefit rider.

Under “Fees and Expenses – Optional Living Benefit Rider Charges” (“Fees and Expenses – Optional Rider
Charges” in the prospectus for ING Architect New York), please replace the tables of charges for the ING LifePay
Plus and ING Joint LifePay Plus riders with the following (with all references to the charges in the prospectus updated accordingly):

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[4]:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)
2.00% of the ING LifePay Plus Base	0.70% of the ING LifePay Plus Base

4	The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge is 0.60% if this rider was purchased before February 2, 2009. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge” and “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider” later in this prospectus.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[5] :

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)
2.50% of the ING Joint LifePay Plus Base	0.90% of the ING Joint LifePay Plus Base

5	The ING Joint LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The Joint ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge is 0.80% if this rider was purchased before February 2, 2009. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge” and “Living Benefits Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider” later in this prospectus.

152556

Under “Charges and Fees – Charges Deducted from the Subaccounts – Optional Rider Charges,” please replace the paragraphs, as well as the tables of charges, in their entirety with the following:

               ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider
              Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.00%	0.70%

The current annual charge is 0.60% if you purchased this rider before February 2, 2009. The charge is a percentage of the ING LifePay Plus Base, which we deduct in arrears on each quarterly anniversary date.
In arrears means the first charge is deducted at the end of the first quarter following the rider effective date.
If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly anniversary. The charge will be pro-rated when the rider is terminated. Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit
Status. (No charge is deducted thereafter.) Automatic Periodic Benefit Status or Lifetime Automatic
Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, please see “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit
(“ING LifePay Plus”) Rider.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus)
Rider Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.50%	0.90%

The current annual charge is 0.80% if you purchased this rider before February 2, 2009. The charge is a percentage of the ING Joint LifePay Plus Base, which we deduct in arrears on each quarterly anniversary date. In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly anniversary. The charge will be pro-rated when the rider is terminated. Charges will also be pro-
rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic
Benefit Status. (No charge is deducted thereafter.) Automatic Periodic Benefit Status or Lifetime
Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, please see “Living Benefit Riders - ING Joint LifePay Plus Minimum Guaranteed
Withdrawal Benefit (“ING Joint LifePay Plus”) Rider.”

Under “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Determining the
MGIB Annuity Income,” please replace “(b) Calculation of MGIB Ratchet Benefit Base” in its entirety with the following:

(b)	Calculation of MGIB Ratchet Benefit Base

The MGIB Ratchet Base for Covered Funds and Special Funds equals:

on the rider date, eligible premiums (including any related premium credits) or the contract value (if the rider is added after the contract date) allocated to Covered Funds and Special Funds;

152556

·	on each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

	1)	the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

	2)	the MGIB Ratchet Base for Covered Funds and Special Funds from the prior quarterly anniversary date, adjusted for any new eligible premiums (including any related premium credits), and withdrawals attributable to Covered Funds or
Special Funds, and transfers.

For Contracts with the MGIB rider purchased before February 2, 2009, the
MGIB Ratchet Base for Covered and Special Funds is recalculated on each
“quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is
February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

·	at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the
MGIB Ratchet Base from the prior contract anniversary (quarterly anniversary date for Contracts with the MGIB rider purchased before February 2, 2009), adjusted for subsequent eligible premiums (including any related premium credits), and withdrawals attributable to Covered Funds or Special Funds, and transfers.

Withdrawals reduce the MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and
Special Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal. This means that the MGIB Ratchet Base for Covered
Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds and Special Funds.
For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including surrender charge), the MGIB Ratchet Base allocated to Covered
Funds is also reduced by 25% (rather than the amount of the withdrawal).

Under “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider – How the ING LifePay Plus Rider Works,” please replace the sixth, seventh and eighth paragraphs in their entirety with the following:

During the Growth Phase, the ING LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any applicable premium credits (“eligible premiums”). In addition, on each contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

  The current ING LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as the annual “ratchet.”

If this rider was purchased before February 2, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). This is referred to as a quarterly “ratchet.”

152556

Also, on each of the first ten contract anniversaries ONLY after the Annuitant has reached age 59 ½, the ING LifePay Plus Base is recalculated as the greatest of:

  The current ING LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied are excluded from the eligible premiums with a step-up.) If this rider was purchased before February 2, 2009, the annual step-up is 7%.

Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider date, SO LONG AS the Annuitant is at least age 59 ½.

Under “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint
LifePay Plus”) Rider – How the ING Joint LifePay Plus Rider Works,” please replace the sixth, seventh and eighth paragraphs in their entirety with the following:

During the Growth Phase, the ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any applicable premium credits (“eligible premiums”). In addition, on each contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as the annual “ratchet.”

If this rider was purchased before February 2, 2009, the ING Joint LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries ONLY after the Annuitant has reached age 59 ½, the
ING Joint LifePay Plus Base is recalculated as the greatest of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied are excluded from the eligible premiums with a step-up.) If this rider was purchased before February 2, 2009, the annual step-up is 7%.

Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider date, SO LONG AS the Annuitant is at least age 59 ½.

Under “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider – How the ING LifePay Plus Rider Works,” please replace the last paragraph in its entirety with the following:

Currently, any additional premiums paid (excluding any applicable premium credits) during the
Withdrawal Phase are eligible premiums for purposes of determining the ING LifePay Plus Base and the
Maximum Annual Withdrawal. If this rider was purchased before February 2, 2009, any additional premiums paid during the Withdrawal Phase are not eligible premiums, but do increase the Contract value

152556

used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING
LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Under “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint
LifePay Plus”) Rider – How the ING Joint LifePay Plus Rider Works,” please replace the last paragraph in its entirety with the following:

Currently, any additional premiums paid (excluding any applicable premium credits) during the Withdrawal Phase are eligible premiums for purposes of determining the ING Joint LifePay Plus Base and the Maximum Annual
Withdrawal. If this rider was purchased before February 2, 2009, any additional premiums paid during the
Withdrawal Phase are not eligible premiums, but do increase the Contract value used to determine the reset
Maximum Annual Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint
LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the
Withdrawal Phase.

Under “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider – Lifetime Guaranteed Withdrawal Status – Determination of the Maximum Annual Withdrawal,” please replace the first paragraph, as well as the table and its footnote, in their entirety with the following:

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is
determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the
Contract value and 2) the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual
Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

0-64*	4%*

65-75	5%

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59-1/2, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal
Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59 ½, the
ING LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual
Withdrawal will be recalculated.

If this rider was purchased before February 2, 2009, the Maximum Annual Withdrawal Percentages are:

Maximum Annual
Annuitant Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59-1/2, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal
Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59 ½, the
ING LifePay Plus Base will automatically be reset to the current Contract value (excluding any

152556

premium credits applied during the preceding 36 months), if greater, and the Maximum Annual
Withdrawal will be recalculated.

Under “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint
LifePay Plus”) Rider – Lifetime Guaranteed Withdrawal Status – Determination of the Maximum Annual
Withdrawal,” please replace the first paragraph, as well as the table and its footnote, in their entirety with the following:

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is
determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the
Contract value and 2) the ING Joint LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual
Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage

0-64*	4%*

65-75	5%

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to 4% will reduce the ING Joint LifePay Plus
Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay
Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

If this rider was purchased before February 2, 2009, the Maximum Annual Withdrawal Percentages are:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59-1/2, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal
Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59 ½, the
ING Joint LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual
Withdrawal will be recalculated.

Under “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider – Lifetime Guaranteed Withdrawal Status – ING LifePay Plus Reset,” please replace both paragraphs in their entirety with the following:

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the
Maximum Annual Withdrawal has been determined, on each contract anniversary we will increase (or
“reset”) the ING LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum
Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual

152556

Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in
Lifetime Guaranteed Withdrawal Status, and is automatic.

If this rider was purchased before February 2, 2009, the ING LifePay Plus Base and Maximum Annual
Withdrawal is reset on each quarterly contract anniversary.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). Please note, however, that by declining a reset, your ING
LifePay Plus Base will not thereafter be reset annually (or quarterly, as applicable), and the Maximum
Annual Withdrawal will also not be recalculated; no further resets will be available.

Under “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint
LifePay Plus”) Rider – Lifetime Guaranteed Withdrawal Status – ING Joint LifePay Plus Reset,” please replace both paragraphs in their entirety with the following:

ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the
Maximum Annual Withdrawal has been determined, on each contract anniversary we will increase (or
“reset”) the ING Joint LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum
Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual
Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in
Lifetime Guaranteed Withdrawal Status, and is automatic.

If this rider was purchased before February 2, 2009, the ING Joint LifePay Plus Base and Maximum
Annual Withdrawal is reset on each quarterly contract anniversary.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). Please note, however, that by declining a reset, your ING Joint
LifePay Plus Base will not thereafter be reset annually (or quarterly, as applicable), and the Maximum
Annual Withdrawal will also not be recalculated; no further resets will be available.

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – Investment Option Restrictions,” please replace the introductory paragraph, as well as the paragraph pertaining to the list of Accepted Funds, in their entirety with the following:

Investment Option Restrictions. While this rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed
Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before February 2, 2009	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below for more information. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider.
We require this allocation regardless of your investment instructions to the Contract. The rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

152556

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Portfolio	ING Liquid Assets Portfolio
ING American Funds Asset Allocation Portfolio	ING MFS Total Return Portfolio
ING American Funds World Allocation Portfolio	ING Oppenheimer Active Asset Allocation
Portfolio
ING LifeStyle Conservative Portfolio	ING Russell Global Large Cap Index 85%
Portfolio
ING LifeStyle Growth Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	ING Van Kampen Equity and Income Portfolio

If this rider was purchased before February 2, 2008, the following are additional Accepted Funds:

  ING Franklin Templeton Founding Strategy Portfolio;
  ING WisdomTreeSM Global High-Yielding Equity Index Portfolio; and

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to
Contract value allocated to such portfolios after the date of the change.

Under “Living Benefit Riders – for both ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider – Investment Option Restrictions – Fixed Allocation Funds Automatic Rebalancing,” please replace the first sentence of the first paragraph with the following:

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total Contract value allocated among the Fixed
Allocation Funds and Other Funds on any of the below Rebalancing Dates, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date.

152556

PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets - Statutory Basis as of December 31, 2007 and 2006
-	Statements of Operations - Statutory Basis for the years ended December 31, 2007,
2006 and 2005
-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended
December 31, 2007, 2006 and 2005
-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2007,
2006 and 2005
-	Notes to Financial Statements – Statutory Basis
Financial Statements of Separate Account NY-B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2007
-	Statements of Operations for the year ended December 31, 2007
-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
-	Notes to Financial Statements

Exhibits: (b)

(1)		Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(2)		Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

(c)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance

Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract (RLNY-IA-
1090), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on November 18, 2002
(File Nos. 333-85618, 811-07935).

	(b)	Premium Credit Rider (RLNY-RA-1089), incorporated herein by reference to Pre-Effective
Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Premium Credit Disclosure (RLNY-DS-1093), incorporated herein by reference to Pre-
Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

	(e)	Earnings Enhancement Death Benefit Rider (RLNY-RA-1086), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(f)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-1026)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003
(File Nos. 333-85618, 811-07935).

	(g)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

	(h)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File
Nos. 333-85618, 811-07935).

	(i)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(j)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

(k)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(m)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(n)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on September 20, 2004 (File Nos.
333-115515, 811-07935).

(o)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618,
811-07935).

(p)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-2026), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on September 20, 2004
(File Nos. 333-115515, 811-07935).

(q)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

(r)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3029), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate

Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

(s)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

(t)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

(5)	(a)	New York Variable Annuity Application (RLNY-AA-2031) (08/07) (140326),
incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on August 28, 2007
(File Nos. 333-85618, 811-07935).

	(b)	New York Variable Annuity Application (RLNY-AA-2031) (04/08) (140326),
incorporated herein by reference to Post-Effective Amendment No. 13 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 9, 2008 (File
Nos. 333-115515, 811-07935).

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 filed with the Securities and Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-
03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the Securities and
Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and First
Golden American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Administrative Services Agreement effective November 8, 1996 between First Golden
American Life Insurance Company of New York and Golden American Life Insurance

Company, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618,
811-07935).

(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life Insurance
Company of New York and ING Investment Management LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated on May 17, 2004 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with Securities and Exchange Commission on August
1, 2005 (File Nos. 333-70600, 811-05626).

(e)	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by and among ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company, ING Life Insurance and Annuity Company, ING American
Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC, American Funds
Distributors and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1,
File No. 333-153337, as filed on November 14, 2008.

(f)	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, Directed Services,
LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital Research
and Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

(g)	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds
Distributor, LLC, American Funds Insurance Series and Capital Research and Management
Company, incorporated herein by reference to Post-Effective Amendment No. 14 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
29, 2008 (File Nos. 333-115515, 811-07935).

(h)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance

Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4
(File No. 033-75962), as filed on June 15, 2007.

(i)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar Life
Insurance Company of New York, ING Variable Insurance Trust, ING Mutual Funds
Management Co. LLC and ING Funds Distributor, Inc. incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(j)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

(k)	Form of Participation Agreement between ReliaStar Life Insurance Company of New
York, ProFunds and ProFund Advisors LLC incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 5, 2002 (File Nos. 333-85618, 811-07935).

(l)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No.
17 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
February 1, 2007 (File Nos. 333-85618, 811-07935).

(m)	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and
Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No.
1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on July
6, 2007 (File Nos. 333-139695, 811-07935).

(n)	Letter Agreement dated May 16, 2007 between ReliaStar Life Insurance Company of New
York, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable
Insurance Products Fund II and Variable Insurance Products Fund V, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
(File No. 333-139695), as filed on September 5, 2007.

(o)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar

Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.

	(p)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of the 16th day of October, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.
incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement
on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-
05626).

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton*	5780 Powers Ferry Road	President, Chief Executive Officer,
	Atlanta, GA 30327-4390	Chairman and Director

David A. Wheat*	5780 Powers Ferry Road	Executive Vice President, Chief Financial
	Atlanta, GA 30327-4390	Officer and Director

William D. Bonneville	1000 Woodbury Road,	Executive Vice President and Chief
	Suite 208	Administrative Officer
Woodbury, NY 11797

James R. Gelder*	1250 Capital of Texas Hwy. S.	Director
Building 2, Suite 125
Austin, TX 78746

Name	Principal Business Address	Positions and Offices with Depositor

Catherine H. Smith*	One Orange Way	Director
Windsor, CT 06095-4774

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Robert P. Browne*	5780 Powers Ferry Road	Director and Vice President, Investments
Atlanta, GA 30327-4390

Howard L. Rosen*	1475 Dunwoody Drive	Director, Vice President and Appointed
	West Chester, PA 19380-1478	Actuary

Brian D. Comer*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Ivan J. Gilreath*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401

Name	Principal Business Address	Positions and Offices with Depositor

Valerie G. Brown	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Michael L. Emerson	20 Washington Avenue South	CEO, ING Re
Minneapolis, MN 55401

John F. Todd	One Orange Way	General Counsel
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13 attached.

ITEM 26:	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance
Company (File No. 333-153338), as filed with the Securities and Exchange Commission on November
14, 2008.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of November 28, 2008 there are 3,586 qualified contract owners and 2,136 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50%
or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company (“ING USA”). Directed
Services LLC is the principal underwriter for Separate Account A, Separate Account B, Separate Account
EQ of ING USA, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger
Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name	Principal Business Address	Positions and Offices with Underwriter
A. Bayard Closser		Director and President
Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103
Valerie G. Brown	1475 Dunwoody Drive	Director
West Chester, PA 19380-1478
Richard E. Gelfand		Chief Financial Officer
Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Name	Principal Business Address		Positions and Offices with Underwriter

Beth G. Shanker	1290 Broadway		Broker Dealer Chief Compliance Officer
Denver, CO. 80203

Ernest C’Debaca	7337 E Doubletree Ranch Road		Investment Advisor Chief Compliance
	Scottsdale, AZ 85258		Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road		Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square		Vice President
Hartford, CT 06103

Todd R. Modic	7337 E Doubletree Ranch Road		Vice President
Scottsdale, AZ 85258

David S. Pendergrass	7337 E Doubletree Ranch Road		Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road		Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South		Secretary
Minneapolis, MN 55401

Diana R. Cavender	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

Bruce Kuennen			Attorney-in-Fact

(c)
2007 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$553,818,186	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000
Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA
19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of
New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the
“Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New
York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance
Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1.	The account meets definition of a “separate account” under federal securities laws.

2.	ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of
New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect
Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania,
on the 29th day of December, 2008.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
OF NEW YORK
(Depositor)

By:

______________________________ Donald W. Britton* President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on December 29, 2008.

Signature	Title
President, Chief Executive Officer,

Donald W. Britton*	Chairman and Director
(principal executive officer)

Chief Accounting Officer

Steven T. Pierson*
DIRECTORS OF THE DEPOSITOR
Signature	Title
Chief Financial Officer

David A. Wheat*	(principal accounting officer)

James R. Gelder*

Signature Title

______________________________ Donald W. Britton*

______________________________ Catherine H. Smith*

______________________________ R. Michael Conley*

______________________________ Carol V. Coleman*

______________________________ James F. Lille*

______________________________ Charles B. Updike*

______________________________ Ross M. Weale*

______________________________ Brian D. Comer*

______________________________ Ivan J. Gilreath*

______________________________ Robert P. Browne*

______________________________ Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13